UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08134
Investment Company Act File Number
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
January 31
Date of Fiscal Year End
October 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Insured Municipal Income Fund
Eaton Vance Kansas Municipal Income Fund
Eaton Vance High Yield Municipal Income Fund
Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund (formerly Eaton Vance Tax- Advantaged Bond Strategies Fund)
Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund
Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund

Eaton Vance Insured Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.5%
$1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	$1,141,340
1,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	1,079,080

		$2,220,420

Electric Utilities — 1.6%
$975	San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34	$1,045,395

		$1,045,395

Escrowed/Prerefunded — 0.0%(2)
$25	San Antonio, TX, (Electric and Gas Systems), Prerefunded to 2/1/19, 5.00%, 2/1/34	$30,270

		$30,270

Hospital — 1.1%
$695	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$683,658

		$683,658

Industrial Development Revenue — 0.8%
$520	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$546,468

		$546,468

Insured-Education — 8.1%
$1,000	California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/33	$231,300
1,000	Massachusetts Development Finance Agency, (Boston University), (AMBAC), (BHAC), 5.00%, 10/1/35	1,075,830
580	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	606,361
1,000	New York Dormitory Authority, (Fordham University), (AGC), 5.00%, 7/1/25	1,098,350
1,100	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	1,153,482
1,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	1,048,040

		$5,213,363

Insured-Electric Utilities — 7.4%
$500	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$544,960
500	Indiana Municipal Power Agency, (NPFG), 5.00%, 1/1/42	510,340
1,000	Kentucky Municipal Power Agency, (Prairie State Energy), (BHAC), (NPFG), 5.25%, 9/1/42	1,048,170
1,000	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,119,870
750	Omaha, NE, Public Power District, (FGIC), (NPFG), 4.50%, 2/1/38	753,270
715	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	789,353

		$4,765,963

Insured-General Obligations — 15.1%
$1,025	Anderson County, SC, School District No. 5, (AGM), 5.25%, 2/1/31	$1,107,277
1,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	1,039,520
1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	1,241,800
700	Mississippi Development Bank, (Hinds Community College District), (AGC), 5.375%, 10/1/33	759,843
800	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	836,496
1,250	Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,329,612
1,000	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,172,910
1,985	San Juan Unified School District, CA, (AGM), 0.00%, 8/1/23	1,076,247
2,000	San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	1,171,000

		$9,734,705

Insured-Hospital — 9.5%
$1,000	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.50%, 1/1/38	$1,063,490
355	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	373,506

1

Principal
Amount
(000’s omitted)	Security	Value
$1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41	$1,308,750
700	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	708,939
1,090	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,184,198
1,000	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	1,061,060
390	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	426,118

		$6,126,061

Insured-Housing — 0.8%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$500,125

		$500,125

Insured-Industrial Development Revenue — 1.1%
$685	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$725,668

		$725,668

Insured-Lease Revenue/Certificates of Participation — 3.5%
$1,300	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,248,078
1,000	Phoenix, AZ, Civic Improvement Corp., District Revenue, (BHAC), (FGIC), 0.00%, 7/1/32	992,640

		$2,240,718

Insured-Other Revenue — 1.6%
$1,630	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	$521,779
500	St. John’s County, FL, Industrial Development Authority, (Professional Golf), (NPFG), 5.00%, 9/1/23	505,110

		$1,026,889

Insured-Solid Waste — 0.8%
$500	Dade County, FL, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$501,490

		$501,490

Insured-Special Assessment Revenue — 1.7%
$345	Celebration, FL, Community Development District, (NPFG), 5.125%, 5/1/20	$345,431
750	Crossings at Fleming Island, FL, Community Development District, (NPFG), 5.80%, 5/1/16	756,878

		$1,102,309

Insured-Special Tax Revenue — 13.1%
$1,000	Central Puget Sound, WA, Regional Transportation Authority, Sales and Use Tax Revenue, (AGM), 5.00%, 11/1/32	$1,056,500
1,250	Clearwater, FL, Spring Training Facilities, (NPFG), 5.375%, 3/1/31	1,444,787
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,137,250
2,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	1,313,120
5,055	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/36	945,437
1,475	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,585,728
500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	505,200
200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	221,594
1,035	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	66,468
225	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	29,698
445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	54,998
355	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	41,357

		$8,402,137

Insured-Student Loan — 2.4%
$630	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$674,214
805	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	862,992

		$1,537,206

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 11.3%
$600	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$622,962
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,109,830
485	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	502,989
180	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	194,020
500	Metropolitan Washington, D.C., Airports Authority, (NPFG), (AMT), 5.00%, 10/1/35	513,240
1,105	Miami-Dade County, FL, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	1,105,906
1,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,109,020
1,075	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/30	1,265,597
780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	834,694

		$7,258,258

Insured-Water and Sewer — 14.1%
$1,440	Austin, TX, Water and Wastewater System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	$1,510,704
700	Bossier City, LA, Utilities Revenue, (BHAC), 5.125%, 10/1/25	774,361
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	188,994
110	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	121,493
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	184,340
1,260	Fernley, NV, (AGC), 5.00%, 2/1/38	1,287,581
160	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	155,512
500	Marco Island, FL, Utility System, (NPFG), 5.00%, 10/1/27	512,120
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	1,169,990
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,163,140
635	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	728,294
1,160	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/32	1,252,568

		$9,049,097

Transportation — 2.8%
$2,730	New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/35	$648,976
1,045	Port Authority of New York and New Jersey, 5.00%, 7/15/35	1,120,501

		$1,769,477

Total Tax-Exempt Investments — 100.3% (identified cost $59,929,139)		$64,479,677

Other Assets, Less Liabilities — (0.3)%		$(223,788)

Net Assets — 100.0%		$64,255,889

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At October 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	15.8%
		Florida	13.5%
		Massachusetts	12.1%
		New Jersey	10.3%
		Others, representing less than 10% individually	48.6%

3

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 90.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 30.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater.

(2)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at October 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,841,483

Gross unrealized appreciation	$4,988,537
Gross unrealized depreciation	(490,343)

Net unrealized appreciation	$4,498,194

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$64,479,677	$—	$64,479,677

Total Investments	$—	$64,479,677	$—	$64,479,677

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

On October 15, 2010, the shareholders of the Fund approved an Agreement and Plan of Reorganization (which was previously approved by the Fund’s Trustees) whereby the Eaton Vance National Municipal Income Fund (the Acquiring Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of the Acquiring Fund. The acquisition was completed after the close of business on November 5, 2010.

4

Eaton Vance Kansas Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed/Prerefunded — 5.7%
$415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	$391,370
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	918,570
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	544,745

		$1,854,685

Hospital — 18.0%
$1,000	Kansas Development Finance Authority, (Adventist Healthcare), 5.75%, 11/15/38	$1,108,470
500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	515,095
1,000	Kansas Development Finance Authority, (Sisters of Charity Leavenworth), 5.00%, 1/1/40	1,031,110
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	752,693
500	Olathe Health Facilities, (Olathe Medical Center), 5.00%, 9/1/29	510,415
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	835,906
500	Wichita, (Christi Health System, Inc.), 5.00%, 11/15/34	510,200
500	Wichita, (Christi Health System, Inc.), 5.25%, 11/15/24	533,725

		$5,797,614

Insured-Education — 4.8%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$111,525
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (NPFG), 4.50%, 4/1/37	996,900
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	430,127

		$1,538,552

Insured-Electric Utilities — 8.5%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$253,548
765	Burlington, PCR, (Kansas Gas & Electric Co.), (NPFG), 5.30%, 6/1/31	784,148
325	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	353,899
375	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	408,199
375	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	411,247
500	Wyandotte County & Kansas City Unified Government Utilities System, (AGM), 5.00%, 9/1/28	519,320

		$2,730,361

Insured-Escrowed/Prerefunded — 1.9%
$500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (NPFG), Prerefunded to 9/1/12, 5.25%, 9/1/20	$543,425
55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), Prerefunded to 11/15/11, 5.375%, 11/15/24	57,917

		$601,342

Insured-General Obligations — 19.1%
$1,330	Butler County, Unified School District #402, (AGC), 5.125%, 9/1/32	$1,422,089
870	Geary County, (XLCA), 3.50%, 9/1/31	760,615
350	Geary County, Unified School District #475, (NPFG), 3.00%, 9/1/26	302,495
500	Harvey County, Unified School District #373, (NPFG), 5.00%, 9/1/26	539,265
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	636,540
200	Johnson County, Unified School District #231, (FGIC), (NPFG), 6.00%, 10/1/16	243,406
300	Johnson County, Unified School District #233, (FGIC), (NPFG), 5.50%, 9/1/17	368,256
500	Leavenworth County, Unified School District #453, (AGC), 5.125%, 3/1/29	545,280
240	Puerto Rico, (NPFG), 5.50%, 7/1/20	264,374
500	Sedgwick County, Unified School District #262, (AGC), 4.75%, 9/1/28	526,200
500	Wyandotte County & Kansas City Unified Government, (AGM), 5.00%, 8/1/27	544,905

		$6,153,425

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 5.1%
$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$252,155
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 4.75%, 11/15/36	582,528
545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 5.375%, 11/15/24	550,188
250	Manhattan Hospital, (Mercy Health Center), (AGM), 5.20%, 8/15/26	251,665

		$1,636,536

Insured-Housing — 0.8%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (NPFG), 5.25%, 4/1/22	$252,460

		$252,460

Insured-Industrial Development Revenue — 0.8%
$250	Wyandotte, (BPU Office Building), (NPFG), 5.00%, 5/1/21	$254,333

		$254,333

Insured-Lease Revenue/Certificates of Participation — 1.6%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (AGM), 5.00%, 10/1/21	$530,695

		$530,695

Insured-Other Revenue — 3.1%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), (NPFG), 5.00%, 11/1/25	$270,365
440	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.00%, 5/1/26	465,692
250	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.25%, 11/1/26	276,562

		$1,012,619

Insured-Public Power/Electric Utilities — 2.4%
$500	Wyandotte County & Kansas City Unified Government, (AGM), 5.00%, 9/1/32	$513,570
250	Wyandotte County & Kansas City Unified Government, (BHAC), 5.25%, 9/1/34	269,113

		$782,683

Insured-Special Tax Revenue — 7.8%
$1,000	Dodge City, (AGC), 5.00%, 6/1/34	$1,056,780
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	90,815
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	27,173
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	494,128
2,190	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	140,642
1,170	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	154,428
3,675	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	454,193
850	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	99,025

		$2,517,184

Insured-Transportation — 4.4%
$750	Kansas Turnpike Authority, (AGM), 5.00%, 9/1/24	$794,040
600	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	642,072

		$1,436,112

Insured-Water and Sewer — 7.3%
$500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	$524,095
1,000	Lawrence Water and Sewer System, (NPFG), 4.50%, 11/1/32	1,012,890
750	Wichita Water and Sewer Utility, (AGC), 5.00%, 10/1/32	809,850

		$2,346,835

Other Revenue — 1.2%
$350	Kansas Development Finance Authority, 5.00%, 11/1/34	$372,029

		$372,029

Special Tax Revenue — 1.6%
$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$73,421
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	78,174

2

Principal
Amount
(000’s omitted)	Security	Value
$325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$366,467

		$518,062

Water and Sewer — 4.3%
$750	Johnson County, Water District #1, 3.25%, 12/1/30	$687,923
500	Johnson County, Water District #1, 4.25%, 6/1/32	504,710
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	207,374

		$1,400,007

Total Tax-Exempt Investments — 98.4% (identified cost $30,712,951)		$31,735,534

Other Assets, Less Liabilities — 1.6%		$512,563

Net Assets — 100.0%		$32,248,097

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PCR	-	Pollution Control Revenue

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. In addition, 11.0% of the Fund’s net assets at October 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 68.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 30.4% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

The Fund did not have any open financial instruments at October 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$30,308,928

Gross unrealized appreciation	$1,900,694
Gross unrealized depreciation	(774,088)

Net unrealized appreciation	$1,126,606

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$31,735,534	$—	$31,735,534

Total Investments	$—	$31,735,534	$—	$31,735,534

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

On October 15, 2010, the shareholders of the Fund approved an Agreement and Plan of Reorganization (which was previously approved by the Fund’s Trustees) whereby the Eaton Vance National Municipal Income Fund (the Acquiring Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of the Acquiring Fund. The acquisition was completed after the close of business on November 5, 2010.

4

Eaton Vance High Yield Municipal Income Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.4%
$7,000	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,004,060
2,600	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	1,621,256
1,650	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,580,007
610	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	576,163

		$10,781,486

Education — 6.1%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,376,560
5,000	California Educational Facilities Authority, (University of Southern California), 4.50%, 10/1/33	5,013,100
2,090	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/40	2,244,660
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(2)	343,976
7,625	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,702,717
5,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(1)(3)	5,706,700
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,790,800

		$45,178,513

Electric Utilities — 3.4%
$4,920	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	$1,724,854
6,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	2,285,460
5,380	Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	5,961,739
8,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	8,848,060
3,965	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,969,718
2,420	Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	2,421,742

		$25,211,573

Escrowed/Prerefunded — 0.3%
$3,500	Dawson Ridge, CO, Metropolitan District No. 1, Escrowed to Maturity, 0.00%, 10/1/22	$2,361,695

		$2,361,695

General Obligations — 1.5%
$2,000	Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/27(5)	$2,182,860
2,000	Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31(5)	2,145,700
6,480	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	7,076,030

		$11,404,590

Health Care-Miscellaneous — 1.6%
$2,095	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$1,991,235
412	Osceola County, FL, Industrial Development Authority, (Community Provider Pooled Loan), 7.75%, 7/1/17	412,091
825	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(4)	846,477
770	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(4)	789,498
646	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(4)	662,250
121	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(4)	124,548

Principal
Amount
(000’s omitted)	Security	Value
$276	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(4)	$283,063
764	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(4)	784,104
320	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(4)	328,345
640	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(4)	655,480
192	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(4)	197,542
426	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(4)	436,460
352	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(4)	360,982
4,315	Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,019,207

		$11,891,282

Hospital — 16.3%
$9,825	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$9,893,480
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	7,906,912
2,405	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,420,416
2,175	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	2,055,331
3,245	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	3,204,081
4,770	Fairfax County, VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35(1)	5,207,647
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	841,243
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	776,107
6,615	Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	6,585,695
6,340	Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,429,656
3,335	Johnson City, TN, Health & Educational Facilities Board, (Mountain States Health Alliance), 6.00%, 7/1/38	3,499,315
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	2,352,636
5,810	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,715,181
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	4,516,110
1,600	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,463,232
7,470	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,815,637
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	3,287,104
3,750	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,834,900
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,540,877
3,065	South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	3,253,743
5,735	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	5,638,996
2,695	Sullivan County, TN, Health, Educational and Facilities Board, (Wellmont Health System), Variable Rate, 5.44%, 9/1/32(9)	2,593,911
20,805	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	18,735,527
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,347,122
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,572,976
5,650	Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare), 5.25%, 8/15/31	5,489,427

		$120,977,262

Housing — 3.3%
$4,000	Charter Mac Equity Trust, TN, 6.00%, 5/15/19(4)	$4,342,240
1,590	Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,574,068
420	Jefferson County, MO, Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	410,109

Principal
Amount
(000’s omitted)	Security	Value
$4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(4)	$2,283,280
4,734	Muni Mae Tax-Exempt Bond, LLC, 7.50%, 6/30/49(4)	4,354,745
2,810	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,723,958
1,250	Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,127,725
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(2)	515,983
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(2)	1,199,960
4,265	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,460,934
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 19.565%, 10/1/35(4)(6)(7)	1,558,505

		$24,551,507

Industrial Development Revenue — 18.9%
$1,865	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,659,682
2,685	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,803,677
2,500	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	2,599,350
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,093,713
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,909,477
1,180	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	1,368,977
6,510	Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	7,111,264
6,735	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (American Airlines, Inc.), (AMT), 5.50%, 11/1/30	5,350,688
6,300	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	6,117,930
3,505	Effingham County, GA, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	3,469,249
2,750	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	2,744,500
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,357,642
3,250	Illinois Finance Authority, (Navistar International), 6.50%, 10/15/40	3,384,258
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	7,531,800
12,650	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	13,293,885
2,525	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,205,613
535	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	504,189
10,095	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	9,946,906
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,000,990
6,245	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,559,061
6,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	6,345,660
4,560	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	4,849,651
1,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	1,075,350
5,995	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	6,238,457
8,200	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	7,414,358
6,440	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	7,427,316
1,900	Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	1,991,903
10,670	St. John Baptist Parish,, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	10,626,467
3,115	West Virginia Economic Development Authority, (Appalachian Power Co.), 5.375%, 12/1/38	3,174,372

		$140,156,385

Insured-Electric Utilities — 1.8%
$5,395	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	$5,406,276
7,810	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	7,953,079

		$13,359,355

Insured-General Obligations — 1.6%
$8,175	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$5,596,196
1,715	Geary County, KS, (XLCA), 3.50%, 9/1/30	1,526,710

Principal
Amount
(000’s omitted)	Security	Value
$2,235	Goose Creek, TX, Consolidated Independent School District, (FGIC), (NPFG), (PSF Guaranteed), 4.55%, 2/15/29	$2,320,489
2,365	Goose Creek, TX, Consolidated Independent School District, (FGIC), (NPFG), (PSF Guaranteed), 4.55%, 2/15/30	2,435,879

		$11,879,274

Insured-Hospital — 1.0%
$7,300	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.75%, 8/15/27(1)	$7,316,146

		$7,316,146

Insured-Lease Revenue/Certificates of Participation — 0.2%
$1,825	Hudson Yards, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,752,110

		$1,752,110

Insured-Other Revenue — 2.0%
$10,510	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$3,265,352
10,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	2,685,700
12,700	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	2,417,191
5,650	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,616,658

		$14,984,901

Insured-Special Tax Revenue — 2.1%
$14,500	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/39	$9,520,120
30,000	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	4,221,900
515	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	67,975
9,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,152,477
5,460	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	636,090

		$15,598,562

Insured-Student Loan — 2.7%
$8,740	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$9,369,630
11,055	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	10,571,454

		$19,941,084

Insured-Transportation — 6.5%
$15,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$3,116,400
20,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	3,823,800
6,665	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	975,956
3,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	452,660
5,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/28	2,029,550
10,000	North Texas Tollway Authority, (AGC), 0.00%, 1/1/42	8,457,700
20,335	San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Bonds, (NPFG), 0.00%, 1/15/32	3,979,559
3,240	San Jose, CA, Airport, (AGM), (AMBAC), (AMT), 5.00%, 3/1/37	3,163,277
7,150	San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	7,679,028
19,910	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/25	8,606,695
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,995,200

		$48,279,825

Lease Revenue/Certificates of Participation — 3.1%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$22,691,760

		$22,691,760

Nursing Home — 0.7%
$2,175	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,177,545
1,050	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	884,929
2,570	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,166,459

		$5,228,933

Other Revenue — 13.2%
$1,150	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,233,962
1,290	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,400,798

Principal
Amount
(000’s omitted)	Security	Value
$700	Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	$762,951
112,970	Buckeye Tobacco Settlement Financing Authority, OH,, 0.00%, 6/1/47	3,681,692
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	273,920
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	5,568,124
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	1,593,000
81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,530,656
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(4)	5,053,020
4,560	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	3,643,850
7,200	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(1)	7,692,912
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(4)	10,283,980
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	233,758
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	14,056,600
410	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	405,400
1,160	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,080,575
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	216,505
1,605	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,337,479
1,726	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(4)	1,365,490
3,135	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,961,729
9,000	Seminole Tribe, FL, 5.25%, 10/1/27(4)	8,729,730
6,135	Seminole Tribe, FL, 5.50%, 10/1/24(4)	6,111,687
5,755	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	6,284,230
4,295	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	4,833,249
22,830	Tobacco Settlement Financing Corp., VA,, 0.00%, 6/1/47	770,284
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	6,629,386

		$97,734,967

Senior Living/Life Care — 6.9%
$2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(8)	$1,680,825
1,575	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	1,455,016
6,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	5,266,080
3,000	Cliff House Trust, PA,, (AMT), 6.625%, 6/1/27	1,583,640
4,150	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	3,654,075
2,710	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	2,713,794
7,425	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,317,561
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	6,211,590
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,437,396
4,750	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	4,655,902
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	871,212
1,560	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	1,152,637
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	1,967,589
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(2)	1,866,527
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	490,261
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,173,660
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,111,925
2,500	Washington Housing Finance Commission, (Wesley Homes), 6.20%, 1/1/36	2,419,400

		$51,029,090

Solid Waste — 0.8%
$5,610	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$5,613,310

		$5,613,310

Special Assessment Revenue — 0.5%
$2,235	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$2,040,913
1,845	University Square, FL, Community Development District, 5.875%, 5/1/38	1,752,344

		$3,793,257

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 5.8%
$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$957,575
201	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	144,268
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,497,937
3,445	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	2,831,239
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	23,560,016
4,305	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	1,927,349
6,195	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,007,858
2,350	Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	1,192,085
3,650	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37(2)	1,057,040
3,505	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	3,952,203

		$43,127,570

Transportation — 7.6%
$310	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$296,881
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	1,873,749
4,305	Branson, MO, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	2,356,815
740	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	740,244
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,049,900
7,640	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	7,562,530
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,230,000
7,150	North Texas Tollway Authority, 5.75%, 1/1/38	7,548,684
560	Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	426,026
1,125	Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	858,398
4,980	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	5,078,405
5,025	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,418,658
9,990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	10,939,250
3,650	Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	4,004,305
3,415	Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,718,491
1,090	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,074,904
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	1,136,399

		$56,313,639

Water and Sewer — 1.9%
$7,635	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$7,330,058
6,390	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40(1)	6,974,941

		$14,304,999

Total Tax-Exempt Investments — 111.2% (identified cost $864,318,839)		$825,463,075

Other Assets, Less Liabilities — (11.2)%		$(82,961,399)

Net Assets — 100.0%		$742,501,676

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At October 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Texas	14.7%
		New York	13.8%
		Massachusetts	10.8%
		Others, representing less than 10% individually	71.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2010, 16.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 5.2% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Defaulted bond.

(3)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $1,956,700.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2010, the aggregate value of these securities is $56,180,812 or 7.6% of the Fund’s net assets.

(5)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(6)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2010.

(7)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(8)		Security is in default with respect to scheduled principal payments.

(9)		Variable rate security. The stated interest rate represents the rate in effect at October 31, 2010.

A summary of open financial instruments at October 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/10	143 U.S. 30-Year Treasury Bond	Short	$(19,216,268)	$(18,724,063)	$492,205

At October 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund entered into interest rate swap contracts. At October 31, 2010 there were no obligations outstanding under interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $492,205.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$766,365,642

Gross unrealized appreciation	$39,458,155
Gross unrealized depreciation	(77,927,722)

Net unrealized depreciation	$(38,469,567)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$825,463,075	$—	$825,463,075

Total Investments	$—	$825,463,075	$—	$825,463,075

Futures Contracts	$492,205	$—	$—	$492,205

Total	$492,205	$825,463,075	$—	$825,955,280

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Tax-Advantaged Bond Strategies Intermediate Term Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 81.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 15.2%
$1,000	New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/20	$1,093,630
2,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.00%, 9/1/24	2,068,220
2,400	Tennessee School Bond Authority, 4.00%, 5/1/27	2,446,008
2,000	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/19	2,250,800

		$7,858,658

Escrowed/Prerefunded — 0.0%
$20	University of Texas, Prerefunded to 8/15/16, 5.00%, 8/15/18	$23,874

		$23,874

General Obligations — 45.3%
$605	Bloomfield, CT, 4.00%, 10/15/20	$671,834
100	Boston, MA, 4.00%, 4/1/17	113,467
2,000	Clark County, WA, Evergreen School District No. 114, 3.00%, 6/1/17	2,134,220
1,130	Collin County, TX, Community College District, 4.00%, 8/15/19(1)	1,263,329
50	Connecticut, 5.00%, 12/1/20	57,025
1,320	Culpeper, VA, 4.00%, 8/1/21	1,471,417
1,220	Dublin, OH, City School District, 0.00%, 12/1/18	950,258
620	Dublin, OH, City School District, 0.00%, 12/1/19	458,533
500	Dublin, OH, City School District, 0.00%, 12/1/20	350,615
100	Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/18	80,781
4,020	Florida Board of Education, 5.00%, 1/1/21	4,637,713
500	Franklin, TN, 4.00%, 3/1/21	546,925
50	Frederick County, MD, 5.25%, 11/1/19	61,561
2,000	Georgia, 5.00%, 7/1/20	2,434,840
1,200	Glastonbury, CT, 4.00%, 5/15/22	1,316,388
100	Groton, CT, 4.00%, 7/15/19	112,599
2,000	Gwinnett County, GA, School District, 5.00%, 2/1/25	2,394,780
75	Henrico County, VA, 5.00%, 8/1/17	90,507
75	Leawood, KS, 3.50%, 9/1/18	82,392
1,000	Lynchburg, VA, 3.00%, 12/1/16	1,080,360
1,340	Lynchburg, VA, 4.00%, 12/1/21	1,468,104
50	Maryland, 5.00%, 8/1/20	57,899
50	Mecklenburg County, NC, 5.00%, 3/1/19	60,577
50	Minnesota, 5.00%, 12/1/20	59,935
75	Morris County, NJ, 5.00%, 2/15/20	88,742
50	New Canaan, CT, 4.00%, 6/15/22	53,905
1,000	North Carolina, 5.00%, 6/1/18	1,211,570
50	Richardson, TX, 5.00%, 2/15/20	59,731
50	Wilmington, MA, 4.00%, 8/15/20	56,391

		$23,426,398

Insured-General Obligations — 6.3%
$1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	$1,222,460
2,000	Washington, (AMBAC), 5.00%, 1/1/11	2,016,420

		$3,238,880

Other Revenue — 4.2%
$100	New Jersey Environmental Infrastructure Trust, 4.00%, 9/1/19	$107,370
50	Ohio Cultural & Sports Capital Facilities, 5.25%, 10/1/20	59,758
2,000	Texas, 2.00%, 8/31/11	2,028,220

		$2,195,348

1

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 2.4%
$1,125	Iowa, 4.00%, 6/1/19	$1,247,985

		$1,247,985

Utilities — 0.2%
$75	Foley, AL, Utilities Board, 4.00%, 11/1/16	$83,890

		$83,890

Water and Sewer — 7.6%
$50	Henrico County, VA, Water and Sewer Revenue, 5.00%, 5/1/19	$60,371
1,000	Indiana Finance Authority, State Revolving Fund Programs, 4.00%, 2/1/23	1,044,190
75	Jea, FL, Water & Sewer Revenue, 5.00%, 10/1/22	83,484
2,250	Loudoun County Sanitation Authority, VA, Water and Sewer System Revenue, 4.00%, 1/1/19	2,532,532
75	Louisville and Jefferson County, KY, Waterworks and Water System Revenue, 4.00%, 11/15/21	82,102
50	New York Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/19	55,509
50	New York, NY, Municipal Water Finance Authority, 5.50%, 6/15/21	58,438

		$3,916,626

Total Tax-Exempt Investments — 81.2% (identified cost $42,194,290)		$41,991,659

U.S. Treasury Obligations — 9.7%

Principal
Amount
(000’s omitted)	Security	Value
$5,000	U.S. Treasury Bill, 0.108%, 11/4/10	$4,999,955

Total U.S. Treasury Obligations — 9.7% (identified cost $4,999,955)		$4,999,955

Total Investments — 90.9% (identified cost $47,194,245)		$46,991,614

Other Assets, Less Liabilities — 9.1%		$4,711,410

Net Assets — 100.0%		$51,703,024

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC	-	AMBAC Financial Group, Inc.

At October 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Virginia	13.0%
		Others, representing less than 10% individually	77.9%

(1)		When-issued security.

2

The Fund did not have any open financial instruments at October 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,194,132

Gross unrealized appreciation	$85,894
Gross unrealized depreciation	(288,412)

Net unrealized depreciation	$(202,518)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$41,991,659	$—	$41,991,659
Short-Term Investments	—	4,999,955	—	4,999,955

Total Investments	$—	$46,991,614	$—	$46,991,614

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Tax-Advantaged Bond Strategies Long Term Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 91.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 14.0%
$50	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/25	$57,456
80	Rhode Island Health & Educational Building Corp., (Brown University), 5.00%, 9/1/37	84,521
80	University of California, 5.125%, 5/15/29	88,377
65	Washington State University, 5.00%, 4/1/32	69,439

		$299,793

General Obligations — 53.2%
$50	Aldine, TX, Independent School District, 5.00%, 2/15/30(1)	$55,770
100	Bloomfield, CT, 4.00%, 10/15/30	100,284
40	Clark County, NV, 5.00%, 12/1/27	43,755
50	Commonwealth of Massachusetts, 5.00%, 9/1/32	53,909
85	Dallas, TX, Independent School District, 6.25%, 2/15/24	102,794
100	Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/31	38,886
200	Eagle Mountain & Saginaw, TX, Independent School District, 0.00%, 8/15/32	72,792
80	East Hampton, NY, Union Free School District, 4.00%, 6/1/30	81,759
50	Florida, Board of Education, 5.00%, 6/1/27	55,401
50	Keller, TX, Independent School District, 5.25%, 2/15/30	54,686
75	Las Vegas Valley Water District, NV, 5.00%, 6/1/22	82,886
50	Loudoun County, VA, 5.00%, 12/1/22	59,701
50	North Carolina, 5.00%, 5/1/21	59,839
50	Norwalk, CT, 4.00%, 7/1/21	55,387
100	Prince George’s County, MD, Housing Authority, 5.00%, 7/15/23	113,935
50	Snohomish County, WA, 4.00%, 12/1/29	49,833
50	Tennessee, 5.00%, 5/1/24	56,074

		$1,137,691

Lease Revenue/Certificates of Participation — 2.8%
$50	Ohio Cultural & Sports Capital Facilities, 5.25%, 10/1/20	$59,757

		$59,757

Transportation — 2.4%
$50	Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/39	$52,316

		$52,316

Utilities — 2.3%
$50	Colorado Springs, CO, 4.00%, 11/15/28	$50,184

		$50,184

Water and Sewer — 16.5%
$50	Columbia County, GA, Water and Sewer Revenue, 4.00%, 6/1/30	$48,705
50	East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/36	54,134
50	Fayetteville, NC, Public Works Commission, 5.00%, 3/1/31	53,863
50	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 7/1/32	53,520
25	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.50%, 6/15/22	29,277
50	New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.625%, 6/15/24	59,044

1

Principal
Amount
(000’s omitted)	Security	Value
$50	Winston-Salem, NC, Water and Sewer System, 5.00%, 6/1/34	$53,998

		$352,541

Total Tax-Exempt Investments — 91.2% (identified cost $1,918,290)		$1,952,282

Other Assets, Less Liabilities — 8.8%		$187,215

Net Assets — 100.0%		$2,139,497

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	When-issued security.

At October 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

	Texas	15.2%
	California	11.6%
	New York	10.6%
	Others, representing less than 10% individually	53.8%

The Fund did not have any open financial instruments outstanding at October 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,918,290

Gross unrealized appreciation	$38,221
Gross unrealized depreciation	(4,229)

Net unrealized appreciation	$33,992

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$1,952,282	$—	$1,952,282

Total Investments	$—	$1,952,282	$—	$1,952,282

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

2

Eaton Vance Tax-Advantaged Bond Strategies Short Term Fund	as of October 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 87.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.6%
$5,000	Alabama Public School & College Authority, 5.00%, 5/1/15	$5,794,900
8,560	Alabama Public School & College Authority, 5.00%, 5/1/18	10,137,779
15,580	Florida Board of Education, 4.00%, 7/1/14	17,101,075
19,425	Florida Board of Education, 5.00%, 7/1/18	22,810,389
6,050	Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 4.00%, 8/1/21	6,523,715
2,000	Pennsylvania State University, 5.25%, 3/1/11	2,033,900
1,500	Rutgers State University, NJ, 3.00%, 5/1/11	1,520,610
810	University of Arkansas, 4.00%, 12/1/14	897,148
770	University of Arkansas, 4.00%, 12/1/15	858,565
3,120	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/14	3,346,325
2,335	University of Maryland, Auxiliary Facility & Tuition Revenue, 3.00%, 4/1/15	2,524,392
400	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	442,480
2,635	University of Maryland, Auxiliary Facility & Tuition Revenue, 5.00%, 4/1/11	2,688,412
2,785	University of Texas, 4.00%, 8/15/21	3,014,011
5,000	University of Texas, 5.00%, 8/15/17	5,977,150
1,620	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/14	1,831,928
1,850	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/17	2,200,039
245	Virginia Public School Authority, 4.00%, 7/15/13	267,101
300	Virginia Public School Authority, 5.00%, 4/15/15	349,914

		$90,319,833

Electric Utilities — 1.0%
$2,000	California Department of Water Resources, Power Supply Revenue, 4.00%, 5/1/16	$2,219,900
935	California Department of Water Resources, Power Supply Revenue, 5.00%, 5/1/14	1,051,875
3,145	California Department of Water Resources, Power Supply Revenue, Series L, 5.00%, 5/1/15	3,612,315
2,000	California Department of Water Resources, Power Supply Revenue, Series M, 5.00%, 5/1/15	2,297,180

		$9,181,270

Escrowed/Prerefunded — 1.9%
$1,900	Badger Tobacco Asset Securitization Corp., WI, Prerefunded to 6/1/12, 6.375%, 6/1/32	$2,076,358
10,000	Harris County, TX, Prerefunded to 10/1/16, 5.00%, 10/1/31	11,826,800
95	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	99,780
3,915	New Jersey Turnpike Authority, Escrowed to Maturity, 6.50%, 1/1/16	4,478,369

		$18,481,307

General Obligations — 52.8%
$340	Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	$380,372
730	Atlantic County, NJ, 2.50%, 10/1/14	771,720
2,500	Baltimore County, MD, 5.00%, 2/1/11	2,530,475
3,945	Beaufort County, SC, School District, 5.00%, 3/1/15	4,586,339
2,575	Bergen County, NJ, 3.25%, 11/1/16	2,820,140
5,400	Boston, MA, 4.00%, 4/1/19	6,090,336
3,445	Boston, MA, 4.00%, 4/1/21	3,826,258
4,015	Broward County, FL, 5.00%, 1/1/11	4,047,401
950	Cary, NC, 4.00%, 6/1/20	1,060,913
195	Cary, NC, 5.00%, 6/1/18	236,256
3,320	Clark County, NV, 5.00%, 11/1/16	3,858,537
5,230	Clark County, NV, 5.00%, 11/1/17	6,094,676
1,500	Columbus, OH, 2.00%, 6/1/12	1,537,365
5,000	Connecticut, 4.00%, 4/15/11	5,086,200
225	Connecticut, 5.75%, 11/1/19	281,426
670	Connecticut, Series B, 5.00%, 12/1/15	791,176
10,000	Connecticut, Series C, 5.00%, 12/1/15	11,808,600
3,750	Dallas, TX, 5.00%, 2/15/11	3,802,500
150	Danbury, CT, 3.00%, 7/15/14	161,402

1

Principal
Amount
(000’s omitted)	Security	Value
$625	Deer Park Independent School District, TX, 3.00%, 2/15/15	$670,450
14,250	DeKalb County, GA, School District, 5.00%, 2/1/11	14,423,565
10,380	Delaware, 2.00%, 7/1/11	10,503,626
755	Delaware, 5.00%, 10/1/16	906,332
2,860	Douglas County, CO, School District No. RE-1, 5.25%, 12/15/20	3,502,099
2,300	Douglas County, NE, School District No. 1, 4.00%, 12/15/20	2,555,139
370	Duluth, MN, 4.00%, 2/1/13	397,757
650	Fairfax County, VA, 5.00%, 4/1/15	759,733
5,700	Fairfax County, VA, 5.00%, 10/1/16	6,838,917
18,115	Fairfield, CT, 2.00%, 7/22/11	18,347,959
2,475	Fort Worth, TX, Independent School District, 5.00%, 2/15/19	2,927,281
1,400	Franklin County, NC, 2.00%, 4/1/15(1)	1,437,478
155	Frisco, TX, 4.00%, 2/15/19	172,168
1,050	Georgia, 4.00%, 1/1/17	1,192,569
515	Georgia, 5.00%, 5/1/15	603,276
1,205	Gloucester County, NJ, 2.00%, 9/15/17	1,203,675
5,000	Greenville County, SC, School District, 2.00%, 6/1/11	5,049,950
1,265	Guilford County, NC, Series A, 5.00%, 8/1/19	1,529,170
1,160	Guilford County, NC, Series C, 5.00%, 4/1/18	1,395,364
10,190	Guilford County, NC, Series D, 5.00%, 8/1/19	12,317,978
4,350	Hartford County, CT, Metropolitan District, 5.00%, 7/15/18	5,212,822
2,220	Hingham, MA, 2.00%, 4/1/14	2,296,013
865	Howard County, MD, 4.00%, 2/15/21	955,211
520	Irving, TX, Independent School District, 4.00%, 2/15/17	588,276
1,980	King County, WA, School District No. 405, 5.00%, 12/1/17	2,380,594
1,365	Lewisville, TX, Independent School District, 5.00%, 8/15/18	1,633,891
1,400	Loudoun County, VA, 4.00%, 7/1/21	1,540,406
5,000	Maine, 5.00%, 6/1/17	5,982,650
5,265	Mansfield, TX, Independent School District, 5.00%, 2/15/21	6,201,222
2,845	Maricopa County, AZ, Community College District, 2.00%, 7/1/14	2,954,106
60	Maryland, 5.00%, 3/1/13	66,209
13,915	Maryland, 5.00%, 11/1/17	16,864,006
5,475	Maryland, 5.00%, 3/1/19	6,633,236
7,900	Maryland, 5.00%, 11/1/19	9,624,649
3,250	Maryland, 5.00%, 3/1/20	3,876,925
4,260	Maryland, 5.00%, 8/1/20	4,932,995
1,000	Massachusetts, 2.50%, 7/1/11	1,014,860
500	Massachusetts, 4.00%, 1/1/15	557,990
3,515	Massachusetts, 5.00%, 12/1/10	3,529,833
1,445	Massachusetts, 6.00%, 11/1/10	1,445,462
3,510	Middlesex County, NJ, 2.00%, 6/1/14	3,639,730
3,795	Middlesex County, NJ, 2.50%, 6/1/15	4,004,142
4,315	Middlesex County, NJ, 3.00%, 6/1/20	4,428,053
5,000	Minneapolis, MN, 4.00%, 12/1/15	5,680,050
1,000	Minnesota, 4.00%, 8/1/15	1,130,170
1,750	Minnesota, 4.00%, 8/1/16	1,993,250
3,000	Minnesota, 4.00%, 8/1/19	3,395,400
5,250	Minnesota, 5.00%, 8/1/14	6,032,565
2,375	Minnesota, 5.00%, 8/1/17	2,859,357
6,750	Minnesota, 5.00%, 11/1/17	8,155,822
1,710	Minnesota, 5.00%, 12/1/17	2,068,450
1,000	Minnesota, 5.00%, 6/1/18	1,208,440
7,500	Minnesota, 5.00%, 12/1/18	9,114,525
145	Monmouth County, NJ, 4.25%, 9/15/12	155,370
2,960	Montgomery County, MD, 5.00%, 11/1/15	3,506,120
1,650	Morris County, NJ, 5.00%, 2/15/17	1,964,573
1,720	Morris County, NJ, 5.00%, 2/15/19	2,067,079
430	New Hanover County, NC, 5.00%, 12/1/18	522,566
8,590	North Carolina, 5.00%, 6/1/16	10,246,753
12,310	North Carolina, 5.00%, 6/1/17	14,817,424

2

Principal
Amount
(000’s omitted)	Security	Value
$4,250	North Carolina, 5.00%, 5/1/18	$5,144,072
505	Northside, TX, Independent School District, 3.00%, 8/1/14	541,744
365	Northside, TX, Independent School District, 3.00%, 8/1/15	393,872
775	Ocean County, NJ, 3.00%, 9/1/14(1)	821,330
1,255	Ocean County, NJ, 3.00%, 8/1/16	1,348,221
1,250	Ocean County, NJ, 4.00%, 9/1/15(1)	1,382,675
935	Ohio, 4.00%, 9/1/15	1,048,060
2,000	Osseo, MN, Independent School District No. 279, 4.00%, 2/1/20	2,196,480
1,935	Oyster Bay, NY, 3.00%, 8/15/15	2,082,060
4,390	Oyster Bay, NY, 3.00%, 8/15/17	4,652,610
2,915	Pennsylvania, 5.00%, 5/1/14	3,323,158
16,555	Pennsylvania, 5.00%, 5/1/15	19,305,282
6,380	Pennsylvania, 5.00%, 7/1/15	7,467,152
3,000	Pennsylvania, 5.00%, 2/15/17	3,561,930
9,485	Pennsylvania, 5.00%, 7/1/18	11,361,323
2,000	Pennsylvania, 5.00%, 2/15/19	2,388,580
805	Regional School District No. 13, CT, 4.00%, 3/1/20	871,686
800	Regional School District No. 13, CT, 4.00%, 3/1/21	850,752
1,475	Roseville, MN, Independent School District No. 623, 2.00%, 2/1/13(1)	1,517,097
1,510	Roseville, MN, Independent School District No. 623, 2.00%, 2/1/14(1)	1,555,300
1,540	Roseville, MN, Independent School District No. 623, 2.00%, 2/1/15(1)	1,582,211
17,500	Salt Lake City, UT, 1.50%, 6/30/11	17,649,100
11,000	Salt Lake County, UT, 1.25%, 12/30/10	11,020,570
800	San Antonio, TX, 4.00%, 8/1/15	900,464
2,340	South Carolina, 4.00%, 6/1/16	2,663,248
2,840	South Washington County, MN, Independent School District No. 833, 5.00%, 2/1/20	3,356,568
935	St Mary’s County, MD, 3.00%, 7/15/13	995,513
920	St Mary’s County, MD, 3.00%, 7/15/15	997,114
2,225	Suffolk County, NY, 4.00%, 10/15/16	2,499,832
1,000	Suffolk, VA, 4.00%, 8/1/18	1,130,180
3,090	Tennessee, 5.00%, 5/1/11	3,164,129
5,000	Texas, 5.00%, 4/1/16	5,885,200
500	Tomball, TX, Independent School District, 5.00%, 2/15/13(1)	549,510
130	Tyler, TX, Independent School District, 4.00%, 2/15/14	142,628
1,755	United Independent School District, TX, 5.00%, 8/15/15	2,056,562
13,995	Utah, 5.00%, 7/1/18	16,972,576
1,850	Virginia Beach, VA, 5.00%, 3/15/19	2,231,266
1,000	Virginia Beach, VA, 5.00%, 7/15/19	1,212,880
3,585	Wake County, NC, 4.00%, 3/1/11	3,630,816
1,395	Wake County, NC, 4.00%, 3/1/14	1,541,726
1,000	Wake County, NC, 4.00%, 2/1/15	1,122,140
2,000	Wake County, NC, 5.00%, 3/1/14	2,276,120
6,000	Washington, 5.00%, 1/1/16	7,033,080
2,000	Washington, 5.00%, 1/1/17	2,366,460
2,820	Washington, 5.00%, 7/1/17	3,360,453
12,995	Washington, 5.00%, 1/1/21	15,389,849
1,000	Washington, Prerefunded to 1/1/11, 5.25%, 1/1/17	1,008,640
920	Wellesley, MA, 4.00%, 3/15/19	1,040,566

		$497,380,558

Industrial Development Revenue — 0.2%
$2,000	Tulsa County, OK, Industrial Authority Capital Improvements, 4.00%, 5/15/15	$2,208,100

		$2,208,100

Insured-Escrowed/Prerefunded — 1.7%
$950	Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/26	$1,136,134
8,000	Massachusetts, (AGM), Prerefunded to 1/1/13, 5.375%, 1/1/18	8,813,040
2,375	Massachusetts, (AGM), Prerefunded to 12/1/14, 5.00%, 11/1/24	2,750,012
2,735	New Jersey Turnpike Authority, (FGIC), Escrowed to Maturity, 5.50%, 1/1/11	2,759,806

3

Principal
Amount
(000’s omitted)	Security	Value
$35	Pennsylvania, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/14	$39,012
290	Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/22	323,240

		$15,821,244

Insured-General Obligations — 4.7%
$5,480	Clark County, NV, (NPFG), 5.00%, 3/1/17	$6,116,557
5,000	Forsyth County, GA, School District, (AGM), 5.00%, 2/1/15	5,801,200
460	Governor Mifflin, PA, School District, (AGM), 5.00%, 3/15/17	541,268
330	Ithaca, NY, School District, (AGC), 3.00%, 7/1/14	351,704
2,000	Massachusetts, (AGM), 5.50%, 11/1/10	2,000,580
1,300	Massachusetts, (NPFG), 5.50%, 2/1/11	1,317,394
2,500	Pennsylvania, (AGM), 5.00%, 9/1/15	2,852,000
5,000	Pennsylvania, (NPFG), 5.25%, 2/1/14	5,699,300
14,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	17,175,200
2,260	Washington, (AMBAC), 5.00%, 1/1/11	2,278,555

		$44,133,758

Insured-Lease Revenue/Certificates of Participation — 0.2%
$2,000	Pinal County, AZ, (AMBAC), Prerefunded to 6/1/11, 5.125%, 6/1/21	$2,076,420

		$2,076,420

Insured-Other Revenue — 0.1%
$80	New Mexico Finance Authority, (NPFG), 4.00%, 6/1/11	$81,751
1,185	Texas Public Finance Authority, (AMBAC), 5.00%, 2/1/11	1,199,196

		$1,280,947

Insured-Special Tax Revenue — 0.2%
$2,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,265,060

		$2,265,060

Insured-Transportation — 1.8%
$1,965	Central Puget Sound, WA, Regional Transportation Authority, (FGIC), (NPFG), 5.25%, 2/1/15	$2,288,655
10,000	Illinois State Toll Highway Authority, (AGM), Prerefunded to 7/1/16, 5.00%, 1/1/28	11,959,300
2,130	Montana Department of Transportation, (NPFG), 5.00%, 6/1/15	2,473,952

		$16,721,907

Insured-Water and Sewer — 0.1%
$640	Austin, TX, (AMBAC), 5.50%, 11/15/15	$765,914

		$765,914

Lease Revenue/Certificates of Participation — 0.2%
$1,405	Cabarrus County, NC, 5.00%, 4/1/21	$1,614,218

		$1,614,218

Other Revenue — 1.3%
$1,680	Bergen County, NJ, Improvement Authority, 3.00%, 2/15/17	$1,793,753
1,000	Illinois Finance Authority, (University of Chicago), 1.125% to 2/14/13 (Put Date), 7/1/36	1,004,160
3,750	Illinois Finance Authority, (University of Chicago), 1.875% to 2/12/15 (Put Date), 7/1/36	3,804,375
2,925	New Mexico Finance Authority, 5.00%, 12/15/21	3,432,019
550	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	631,763
1,085	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/15	1,273,356

		$11,939,426

Special Tax Revenue — 9.1%
$10,000	Jacksonville, FL, 5.00%, 10/1/18	$11,782,500
2,015	Jacksonville, FL, 5.00%, 10/1/19	2,360,190
1,425	New Mexico, Severance Tax, 5.00%, 7/1/15	1,669,245
3,000	New York, NY, Transitional Finance Authority, 4.00%, 8/1/14	3,326,310
20,000	New York, NY, Transitional Finance Authority, 5.00%, 11/1/18	23,864,800

4

Principal
Amount
(000’s omitted)	Security	Value
$41,000	Texas, 2.00%, 8/31/11	$41,578,510
1,135	Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,344,827

		$85,926,382

Transportation — 1.0%
$1,000	Kansas Department of Transportation, 4.00%, 9/1/15	$1,129,780
1,500	Kansas Department of Transportation, 5.00%, 9/1/15	1,764,915
870	Massachusetts Bay Transportation Authority, 4.00%, 7/1/15	977,184
850	Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.00%, 7/1/34	1,041,352
405	Ohio, Major New State Infrastructure Project, 5.50%, 6/15/14	468,229
1,050	Texas Transportation Commission, 5.00%, 4/1/11	1,071,105
2,920	Texas Transportation Commission, 5.25%, 4/1/14	3,347,634

		$9,800,199

Water and Sewer — 1.9%
$1,425	Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/20	$1,701,322
350	Gwinnett County, GA, Water and Sewer Authority, 4.00%, 8/1/16	399,273
7,500	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/20	9,247,650
1,735	Missouri Environmental Improvement & Energy Resources Authority, 5.50%, 1/1/11	1,750,685
1,530	Monroe County, NY, Water Authority, 2.50%, 8/1/11	1,554,801
1,405	New York, NY, Municipal Water Finance Authority, Prerefunded to 6/15/11, 5.25%, 6/15/25	1,463,223
1,020	Ohio Water Development Authority, 5.00%, 12/1/19	1,226,795
105	Oxford, AL, Waterworks and Sewer Board, 3.25%, 12/1/15	109,959
210	Virginia Resources Authority, Clean Water Revenue, 3.00%, 10/1/16	227,226

		$17,680,934

Total Tax-Exempt Municipal Securities — 87.8% (identified cost $812,353,707)		$827,597,477

Taxable Municipal Securities — 1.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.2%
$1,475	Virginia Public School Authority, 4.167%, 8/1/18	$1,604,446

		$1,604,446

General Obligations — 0.2%
$1,480	Howard County, MD, 3.70%, 2/15/17	$1,605,252

		$1,605,252

Lease Revenue/Certificates of Participation — 0.0%
$300	Morris County, NJ, Improvement Authority, 2.186%, 8/15/13	$308,028
100	Morris County, NJ, Improvement Authority, 3.022%, 8/15/14	103,756

		$411,784

Other Revenue — 1.3%
$11,950	New York, NY, Transitional Finance Authority, 3.50%, 2/1/16	$12,761,525

		$12,761,525

Total Taxable Municipal Securities — 1.7% (identified cost $15,309,078)		$16,383,007

5

Short-Term Investments - Tax-Exempt — 2.8%

Principal
Amount
(000’s omitted)	Security	Value
$20,000	Pennsylvania, 2.50%, 6/30/11	$20,289,754
6,000	Wisconsin School Districts Cash Flow Administration Program, 1.25%, 10/17/11	6,045,797

		$26,335,551

Total Short-Term Investments - Tax-Exempt — 2.8% (identified cost $26,335,551)		$26,335,551

Total Investments — 92.3% (identified cost $853,998,336)		$870,316,035

Other Assets, Less Liabilities — 7.7%		$72,245,771

Net Assets — 100.0%		$942,561,806

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

(1)		When-issued security.

At October 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Pennsylvania	10.9%
		Texas	10.1%
		Others, representing less than 10% individually	71.3%

The Fund did not have any open financial instruments at October 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$853,997,947

Gross unrealized appreciation	$17,033,439
Gross unrealized depreciation	(715,351)

Net unrealized appreciation	$16,318,088

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At October 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Municipal Securities	$—	$827,597,477	$—	$827,597,477
Taxable Municipal Securities	—	16,383,007	—	16,383,007
Short-Term Investments - Tax-Exempt	—	26,335,551	—	26,335,551

Total	$—	$870,316,035	$—	$870,316,035

The Fund held no investments or other financial instruments as of January 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	December 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	December 27, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 27, 2010